Share Capital - Outstanding Common Shares (Details) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 27, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 39,832	$ 38,175	$ 36,945
Issued upon exercise of stock options (in shares) | shares		9,822,000	11,605,000
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(4,000,000)	(40,050,000)
Purchase of common shares under Normal Course Issuer Bid	$ (342)	$ (3,318)
Balance – end of year		39,832	$ 38,175	$ 36,945
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 10,712	10,294	10,168	9,606
Issued upon exercise of stock options		372	442	707
Previously recognized liability on stock options exercised for common shares		435	387	139
Balance – end of year		$ 10,712	$ 10,294	10,168
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares) | shares	1,072,408,000	1,102,636,000	1,168,369,000
Balance – beginning of year	$ 10,712	$ 10,294	$ 10,168
Issued upon exercise of stock options (in shares) | shares		9,822,000	11,605,000
Issued upon exercise of stock options		$ 372	$ 442
Previously recognized liability on stock options exercised for common shares		$ 435	$ 387
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares		(40,050,000)	(77,338,000)
Purchase of common shares under Normal Course Issuer Bid		$ (389)	$ (703)	$ (284)
Balance - end of year (in shares) | shares		1,072,408,000	1,102,636,000	1,168,369,000
Balance – end of year		$ 10,712	$ 10,294	$ 10,168